Estimated Annual Amortization Expense (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Expected Amortization Expense [Line Items]
2013	$ 2,490,445	15,515,722
2014	1,702,423	10,606,266
2015	1,015,893	6,329,116
2016	40,204	250,478
2017	$ 14,984	93,350